UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Partners, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer          New York, New York            February 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total: $ 140,361
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

 1                 28-7074                             Stuart J. Zimmer
----          -------------------               ------------------------------

[Repeat as necessary.]


     Confidential Information has been omitted from this Public Form 13F report and filed separately with the Securities and Exchange Commission.

                                                     FORM 13F INFORMATION TABLE

                                                          December 31, 2002


          COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8

                                    TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
 NAME OF ISSUER                     CLASS       CUSIP      (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE


AGL RESOURCES INC                   Com         1204106     8,507   350,100.00        350,100.00   1.00         350,100.00
ALLEGHENY ENERGY INC                Com         17361106    2,003   265,000.00        265,000.00   1.00         265,000.00
DPL INC                             Com         233293109   1,841   120,000.00        120,000.00   1.00         120,000.00
DTE ENERGY COMPANY                  Com         233331107   6,496   140,000.00        140,000.00   1.00         140,000.00
EDISON INTERNATIONAL                Com         281020107   1,422   120,000.00        120,000.00   1.00         120,000.00
ENERGY EAST CORPORATION             Com         29266M109   1,933    87,500.00         87,500.00   1.00          87,500.00
EXELON CORP                         Com         30161N101   8,153   154,500.00        154,500.00   1.00         154,500.00
FPL GROUP INC                       Com         302571104   7,216   120,000.00        120,000.00   1.00         120,000.00
FIRSTENERGY CORP                    Com         337932107   4,401   133,500.00        133,500.00   1.00         133,500.00
P G & E CORPORATION                 Com         69331C108   7,332   527,500.00        527,500.00   1.00         527,500.00
PNM RESOURCES INC CMN               Com         69349H107   6,841   287,200.00        287,200.00   1.00         287,200.00
PPL CORPORATION                     Com         69351T106   9,797   282,500.00        282,500.00   1.00         282,500.00
PINNACLE WEST CAPITAL COR           Com         723484101   5,710   167,500.00        167,500.00   1.00         167,500.00
PROGRESS ENERGY INC                 Com         743263105  10,838   250,000.00        250,000.00   1.00         250,000.00
PUB.-SVC ENTPRSE.GP.HO.CO           Com         744573106   9,871   307,500.00        307,500.00   1.00         307,500.00
SEMCO ENERGY INC                    Com         78412D109   1,460   239,300.00        239,300.00   1.00         239,300.00
SCANA CORP NEW                      Com         80589M102   4,892   158,000.00        158,000.00   1.00         158,000.00
UTILITIES HOLDERS TRUST             Com         918019100   5,883    91,700.00         91,700.00   1.00          91,700.00
WISCONSIN ENERGY CORP               Com         976657106   8,868   351,900.00        351,900.00   1.00         351,900.00
XCEL ENERGY INC                     Com         98389B100   4,166   378,700.00        378,700.00   1.00         378,700.00
AFFILIATED COMPUTER SVCS            Com         8190100       790    15,000.00         15,000.00   1.00          15,000.00
COMPUTER SCIENCE CORP               Com         205363104   1,946    56,500.00         56,500.00   1.00          56,500.00
EPIQ SYS INC                        Com         26882D109   6,108   400,000.00        400,000.00   1.00         400,000.00
ELECTRIC FUEL CORP                  Com         284871100     320   500,000.00        500,000.00   1.00         500,000.00
EXULT INC DEL                       Com         302284104     113    35,500.00         35,500.00   1.00          35,500.00
FAHNESTOCK VINER HLDGS              Com         302921101      63     2,500.00          2,500.00   1.00           2,500.00
INFONET SERVICES CLASS B            Class B     45666T106      69    35,000.00         35,000.00   1.00          35,000.00
INVISION TECHNOLOGIES               Com         461851107     198     7,500.00          7,500.00   1.00           7,500.00
JEFFRIES CORP (NEW)                 Com         472319102     357     8,500.00          8,500.00   1.00           8,500.00
MANTECH INTERNATIONAL               Com         564563104   8,130   426,300.00        426,300.00   1.00         426,300.00
OHIO LEGACY CORP                    Com         677399107     342    40,000.00         40,000.00   1.00          40,000.00
US PLASTIC LUMBER CO                Com         902948108      62   325,420.00        325,420.00   1.00         325,420.00
VISTACARE INC                       Com         92839Y109     320    20,000.00         20,000.00   1.00          20,000.00
WELLCHOICE INC CMN                  Com         949475107   1,198    50,000.00         50,000.00   1.00          50,000.00
PLATINUM UNDERWRITERS HLD           Com         G7127P100     198     7,500.00          7,500.00   1.00           7,500.00
SCOTTISH ANNUITY & LIFE             Com         G7885T104     131     7,500.00          7,500.00   1.00           7,500.00
GLYCOGENESYS INC                    Com         37989P101      86   187,463.00        187,463.00   1.00         187,463.00
MERCATOR SOFTWARE INC               Com         587587106     397   409,127.00        409,127.00   1.00         409,127.00
MILLENNIUM CELL INC                 Com         60038B105     703   294,395.00        294,395.00   1.00         294,395.00
UTILITIES HOLDERS TRUST             Com         918019100   1,200    18,700.00         18,700.00   1.00          18,700.00
                                                          140,361



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